Operating Leases - Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Operating leases
Current operating lease liabilities	¥ 183,373	$ 25,122	¥ 186,253
Non-current operating lease liabilities	377,717	$ 51,747	455,879
Total operating lease liabilities	¥ 561,090		¥ 642,132